RELATED PARTY TRANSACTIONS - Related Party Notes and Advances (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Oct. 31, 2021	Dec. 31, 2023	Jul. 31, 2022	Jul. 27, 2022	May 31, 2022	Aug. 31, 2021	Mar. 18, 2021	Jan. 31, 2021
Related Party Transaction [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50
Sponsor | January Note | Related Party | Note Payable
Related Party Transaction [Line Items]
Debt								$ 300
Outstanding borrowings							$ 0
Sponsor | Convertible Working Capital Note | Related Party | Note Payable
Related Party Transaction [Line Items]
Debt		$ 0				$ 1,500
Promissory note	$ 1,500
Outstanding borrowings as of closing date				$ 1,500
Exercise price of warrants (in dollars per share)				$ 1.50
Number of warrants (in shares)				1,000,000
Sponsor | Non-Convertible Working Capital Notes | Related Party | Note Payable
Related Party Transaction [Line Items]
Debt		$ 0	$ 450		$ 600
Outstanding borrowings as of closing date				$ 1,050